                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/06

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


                                Senior Loan Fund
                            Portfolio of Investments
                           April 30, 2006 (Unaudited)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            VARIABLE RATE** SENIOR LOAN INTERESTS 102.5%
            AEROSPACE/DEFENSE 3.0%
  $10,557   Alion Science and Technology Corp.,
            Term Loan ........................................   B1        B+     7.56       08/02/09      $   10,636,592
      276   Alion Science and Technology Corp.,
            Revolving Credit Agreement .......................   B1        B+     9.50       08/02/09             275,750
    2,625   AM General, LLC,
            Term Loan (a) ....................................   NR        NR     9.41 to    11/01/11           2,713,594
                                                                                  11.25
      662   Apptis, Inc.,
            Term Loan ........................................   B2        B+     8.25       01/05/10             666,195
    2,219   ARINC, Inc.,
            Term Loan ........................................   Ba3       BB     6.98 to    03/10/11           2,226,024
                                                                                  7.11
    1,176   DynCorp International, LLC,
            Term Loan ........................................   B2        B+     7.44 to    02/11/11           1,191,758
                                                                                  7.81
    3,995   IAP Worldwide Services, Inc.,
            Term Loan ........................................   B2        B+     8.00       12/30/12           4,072,431
    2,360   ILC Industries, Inc.,
            Term Loan ........................................   NR        NR     7.48       02/24/12           2,395,738
    9,508   K&F Industries, Inc.,
            Term Loan ........................................   B2        B+     7.08 to    11/18/12           9,643,507
                                                                                  7.34
    3,447   SI International, Inc.,
            Term Loan ........................................   B1        NR     6.80 to    02/09/11           3,468,552
                                                                                  6.97
    9,188   Spirit AeroSystems, Inc.,
            Term Loan ........................................   B1        BB-    7.32       12/31/11           9,347,625
    1,466   TransDigm, Inc.,
            Term Loan ........................................   B1        B+     7.15       07/22/10           1,487,632
    6,925   Wyle Laboratories, Inc.,
            Term Loan ........................................   NR        B+     7.44 to    01/28/11           7,047,785
                                                                                  11.19
                                                                                                           --------------
                                                                                                               55,173,183
                                                                                                           --------------
            AUTOMOTIVE 4.6%
    6,031   Accuride Corp.,
            Term Loan (a) ....................................   B1        B+     7.19       01/31/12           6,113,834
   19,235   Federal-Mogul Corp.,
            Term Loan (b) ....................................   NR        NR     8.75       12/09/06          19,330,721
    8,855   Federal-Mogul Corp.,
            Revolving Credit Agreement (b) ...................   NR        NR     8.75       12/09/06           8,882,444
    2,378   Heartland Automotive Holdings, Inc.,
            Term Loan ........................................   NR        NR     8.58       02/27/12           2,395,331

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            AUTOMOTIVE (CONTINUED)
  $10,395   MetoKote Corp.,
            Term Loan ........................................   B2        B+     8.15 to    11/27/11      $   10,511,944
                                                                                  8.38
    4,080   Polypore, Inc.,
            Term Loan ........................................   B2        B      7.98       11/12/11           4,130,699
   13,877   Safelite Glass Corp.,
            Term Loan ........................................   NR        NR     8.96 to    09/30/07          13,738,189
                                                                                  9.46
    3,574   Tenneco Automotive, Inc.,
            Term Loan ........................................   B1        BB-    7.02       12/12/10           3,629,359
   15,571   TRW Automotive, Inc.,
            Term Loan ........................................   Ba2       BB+    6.00 to    10/31/10 to       15,633,100
                                                                                  6.25       06/30/12
    1,808   United Components, Inc.,
            Term Loan ........................................   B2        BB-    7.22       06/30/10           1,823,026
                                                                                                           --------------
                                                                                                               86,188,647
                                                                                                           --------------
            BEVERAGE, FOOD & TOBACCO 8.1%
   14,975   Acosta Sales Co., Inc.,
            Term Loan (a) ....................................   NR        NR     7.13 to    12/06/12 to       15,246,575
                                                                                  10.63      06/06/13
    4,000   Advantage Sales & Marketing, LLC,
            Term Loan (a) ....................................   NR        NR     6.90       03/29/13           4,035,000
    9,244   Birds Eye Foods, Inc.,
            Term Loan ........................................   B1        B+     7.75       06/30/08           9,336,144
    1,009   Buffets Holdings, Inc.,
            Term Loan ........................................   B1        B-     8.19 to    06/28/09           1,016,078
                                                                                  8.50
    8,705   Commonwealth Brands, Inc.,
            Term Loan ........................................   NR        NR     7.00       12/22/12           8,822,180
    3,639   Culligan International Co.,
            Term Loan ........................................   B1        B+     7.40       09/30/11           3,696,073
    3,582   Doane Pet Care Co.,
            Term Loan ........................................   B1        BB-    6.94 to    10/24/12           3,631,252
                                                                                  7.38
    4,600   Dole Food Co., Inc.,
            Term Loan ........................................   B3        BB-    9.94       07/22/10           4,746,625
    7,363   DS Waters Enterprises, LP,
            Term Loan ........................................   Caa3      CCC    9.49       11/07/09           7,295,752
    2,385   Eight O'clock Coffee Co.,
            Term Loan ........................................   NR        NR     8.13       11/14/11           2,408,850
    3,400   Farley's & Sathers Candy Co., Inc.,
            Term Loan ........................................   NR        NR     9.50 to    06/15/10 to        3,432,000
                                                                                  10.98      03/24/11

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
  $ 2,995   Le-Nature's, Inc.,
            Term Loan ........................................   B1        B      7.88 to    06/23/10      $    3,039,925
                                                                                  9.75
    5,958   Luigino's, Inc.,
            Term Loan ........................................   B1        B+     7.88 to    04/02/11           6,027,300
                                                                                  8.00
    1,085   Mafco Worldwide Corp.,
            Term Loan ........................................   B1        B+     6.85 to    12/08/11           1,096,988
                                                                                  7.01
    6,274   Michael Foods, Inc.,
            Term Loan ........................................   B1        B+     6.67 to    11/21/10           6,354,864
                                                                                  7.03
    5,544   National Dairy Holdings, LP,
            Term Loan ........................................   NR        NR     7.00       03/15/12           5,575,620
    3,000   National Distributing Co.,
            Term Loan ........................................   NR        NR     11.50      06/22/10           3,007,500
    1,666   OSI Foods GMBH & Co. KG,
            Term Loan ........................................   NR        NR     6.83 to    09/02/11           1,687,030
                                                                                  6.98
    5,831   OSI Group, LLC,
            Term Loan ........................................   NR        NR     6.83 to    09/02/11           5,904,604
                                                                                  6.98
    4,362   PBM Products, LLC,
            Term Loan ........................................   NR        NR     7.83       07/26/11           4,411,154
    4,565   Pierre Foods, Inc.,
            Term Loan ........................................   B1        B+     6.06 to    06/30/10           4,619,547
                                                                                  6.56
   31,231   Pinnacle Foods, Inc.,
            Term Loan ........................................   B1        B+     8.20 to    11/25/10          31,762,313
                                                                                  8.24
      750   Reddy Ice Group, Inc.,
            Term Loan ........................................   B1        B+     6.79       08/09/12             757,500
    8,166   Sturm Foods, Inc.,
            Term Loan ........................................   NR        NR     7.75 to    05/26/11 to        8,300,785
                                                                                  12.00      05/26/12
    1,657   Sunny Delight Beverage Co.,
            Term Loan ........................................   Caa1      CCC    9.02 to    08/20/10           1,651,138
                                                                                  9.34
    3,960   Volume Services America, Inc.,
            Term Loan ........................................   B2        NR     8.36 to    10/01/10           4,002,075
                                                                                  9.00
                                                                                                           --------------
                                                                                                              151,864,872
                                                                                                           --------------
            BROADCASTING - CABLE 9.8%
    1,600   Adelphia Communications Corp.,
            Term Loan (a) ....................................   NR        NR     6.94       08/07/06           1,608,000

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            BROADCASTING - CABLE (CONTINUED)
  $ 7,287   Cebridge Connections, Inc.,
            Term Loan ........................................   B1        B+     7.99 to    11/05/13      $    7,393,167
                                                                                  12.75
    8,700   Century Cable Holdings, LLC,
            Term Loan (b) ....................................   NR        NR     9.75       06/30/09           8,510,592
   54,133   Charter Communications Operating, LLC,
            Term Loan ........................................   B2        B      7.67 to    04/27/13          54,327,463
                                                                                  7.92
   10,000   CSC Holdings, Inc.,
            Term Loan ........................................   Ba3       BB     6.58 to    03/29/13          10,055,200
                                                                                  6.74
   10,904   Frontiervision Operating Partners, LP,
            Term Loan (b)(j) .................................   NR        NR     9.15 to    09/30/05 to       10,946,723
                                                                                  9.28       03/31/06
      927   Frontiervision Operating Partners, LP,
            Revolving Credit Agreement (b) ...................   NR        NR     9.15       06/30/06             929,920
   12,959   Hilton Head Communications, LP,
            Term Loan (b) ....................................   NR        NR     9.00       03/31/08          12,583,974
   16,340   Hilton Head Communications, LP,
            Revolving Credit Agreement (b) ...................   NR        NR     7.75       09/30/07          15,825,976
    4,372   MCC Iowa, LLC,
            Term Loan ........................................   Ba3       BB-    6.88       02/01/14           4,402,178
   46,655   Olympus Cable Holdings, LLC,
            Term Loan (b) ....................................   NR        NR     9.00 to    06/30/10 to       45,668,806
                                                                                  9.75       09/30/10
    7,039   Parnassos, LP,
            Term Loan (b) ....................................   NR        NR     7.75       06/30/07           7,029,062
    3,961   Parnassos, LP,
            Revolving Credit Agreement (b) ...................   NR        NR     7.75       06/30/07           3,954,900
                                                                                                           --------------
                                                                                                              183,235,961
                                                                                                           --------------
            BROADCASTING - DIVERSIFIED 0.1%
    1,985   Entravision Communications Corp.,
            Term Loan ........................................   Ba3       B+     6.49       03/29/13           2,001,347
                                                                                                           --------------
            BROADCASTING - RADIO 0.5%
    3,788   NextMedia Operating, Inc.,
            Term Loan ........................................   B1        B      6.84 to    11/15/12 to        3,846,629
                                                                                  9.41       11/15/13
    5,445   Spanish Broadcasting Systems, Inc.,
            Term Loan ........................................   B1        B+     6.73       06/10/12           5,502,853
                                                                                                           --------------
                                                                                                                9,349,482
                                                                                                           --------------

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            BROADCASTING - TELEVISION 0.2%
  $ 2,786   HIT Entertainment, Inc. (England),
            Term Loan ........................................   B1        B      7.17       03/20/12      $    2,809,681
                                                                                                           --------------
            BUILDINGS & REAL ESTATE 3.3%
    3,333   BioMed Realty, LP,
            Term Loan ........................................   NR        NR     7.08       05/30/10           3,341,667
    8,000   Capital Automotive, LP,
            Term Loan ........................................   Ba1       BB+    6.58       12/16/10           8,074,501
    2,553   CB Richard Ellis Services, Inc.,
            Term Loan ........................................   Ba1       BB-    6.54 to    03/31/10           2,581,824
                                                                                  6.93
      678   Central Parking Corp.,
            Term Loan ........................................   Ba3       BB-    6.98       03/31/10             684,806
    4,000   Edge-Star Partners,
            Term Loan ........................................   NR        NR     8.02       11/18/07           4,015,000
    2,339   GEO Group, Inc.,
            Term Loan ........................................   Ba3       BB-    7.00       09/14/11           2,362,687
    6,000   Landsource Communities Development, LLC,
            Term Loan ........................................   NR        NR     7.38       03/31/10           6,033,750
    1,600   London Arena and Waterfront Finance, LLC,
            Term Loan ........................................   NR        NR     8.38       03/08/12           1,622,000
    7,500   Macerich Partnership, LP,
            Term Loan ........................................   NR        NR     6.38       04/25/10           7,546,875
    1,851   Newkirk Master, LP,
            Term Loan ........................................   Ba2       BB+    6.14       08/11/08           1,865,692
    2,400   Shea Capital I, LLC,
            Term Loan ........................................   NR        NR     6.69       10/27/11           2,388,000
    2,500   Shea Mountain House, LLC,
            Term Loan ........................................   NR        NR     6.74       05/11/11           2,517,188
    4,500   South Edge, LLC,
            Term Loan ........................................   NR        NR     6.81 to    10/31/07 to        4,531,248
                                                                                  7.06       10/31/09
    8,000   WCI Communities, Inc.,
            Term Loan ........................................   NR        NR     6.83       12/23/10           8,020,000
    6,117   Yellowstone Development, LLC,
            Term Loan ........................................   NR        NR     7.38       09/30/10           6,142,360
                                                                                                           --------------
                                                                                                               61,727,598
                                                                                                           --------------
            BUSINESS EQUIPMENT 0.5%
    1,397   InfoUSA, Inc.,
            Term Loan ........................................   Ba3       BB     6.75       02/14/12           1,405,228
    4,471   Katun Corp.,
            Term Loan ........................................   NR        BB-    6.21 to    06/30/09           4,482,464
                                                                                  9.21

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            BUSINESS EQUIPMENT (CONTINUED)
  $ 3,633   Verifone, Inc.,
            Term Loan ........................................   B1        BB-    6.88       06/30/11      $    3,657,550
                                                                                                           --------------
                                                                                                                9,545,242
                                                                                                           --------------
            CHEMICALS, PLASTICS & RUBBER 5.8%
    1,244   American Pacific Corp.,
            Term Loan ........................................   B2        B      8.98       11/30/10           1,245,305
    2,600   Basell North America (Netherlands),
            Term Loan ........................................   Ba3       B+     7.31 to    09/07/13 to        2,645,500
                                                                                  8.00       09/07/14
    1,189   Becker-Underwood, Inc.,
            Term Loan ........................................   NR        NR     9.23 to    09/30/11 to        1,185,654
                                                                                  11.98      03/31/12
    7,600   Brenntag Holdings GmbH & Co. KG,
            Term Loan ........................................   B2        B+     7.44 to    01/17/14 to        7,743,760
                                                                                  11.43      07/17/15
   10,336   Celanese,  AG (Germany),
            Term Loan ........................................   B1        B+     6.98       04/06/11          10,465,401
   30,925   Huntsman International, LLC,
            Term Loan ........................................   Ba3       BB-    6.68       08/16/12          31,137,418
    6,000   Ineos Holdings Limited,
            Term Loan ........................................   Ba3       B+     7.34 to    12/16/13 to        6,091,884
                                                                                  7.84       12/23/14
    6,594   INVISTA (Netherlands),
            Term Loan ........................................   Ba3       BB     6.48 to    04/30/10 to        6,651,862
                                                                                  6.75       04/29/11
    6,800   ISP Chemco, Inc.,
            Term Loan ........................................   Ba3       BB-    6.50       02/16/13           6,862,689
    7,794   Kraton Polymers, LLC,
            Term Loan ........................................   B1        B+     7.00 to    12/23/10           7,813,892
                                                                                  7.50
    3,700   Nalco Co.,
            Term Loan ........................................   B1        BB-    6.48 to    11/04/10           3,746,612
                                                                                  8.50
   12,078   PQ Corp.,
            Term Loan ........................................   B1        B+     7.00       02/11/12          12,261,682
    7,712   Rockwood Specialties Group, Inc.,
            Term Loan ........................................   B1        NR     7.13       12/13/13           7,819,705
    3,200   Wellman, Inc.,
            Term Loan ........................................   B2        B-     11.90      02/10/10           3,294,666
                                                                                                           --------------
                                                                                                              108,966,030
                                                                                                           --------------
            CONSTRUCTION MATERIAL 1.6%
    7,980   AXIA, Inc.,
            Term Loan ........................................   B2        B      8.23       12/21/12           7,999,950

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            CONSTRUCTION MATERIAL (CONTINUED)
  $ 1,935   Brand Services, Inc.,
            Term Loan ........................................   B2        B      7.90 to    01/15/12      $    1,965,218
                                                                                  8.13
      542   Builders FirstSource, Inc.,
            Term Loan ........................................   B1        BB-    7.49 to    08/11/11 to          543,578
                                                                                  9.00       02/15/12
    4,000   Contech Construction Products, Inc.,
            Term Loan ........................................   B1        B+     6.80 to    01/31/13           4,055,000
                                                                                  7.00
      500   Custom Building Products, Inc.,
            Term Loan ........................................   NR        NR     9.96       04/20/12             502,812
    3,990   Gibraltar Industries, Inc.,
            Term Loan ........................................   Ba1       BB     6.69 to    12/08/12           4,019,925
                                                                                  7.75
    5,318   Interline Brands, Inc.,
            Term Loan ........................................   B1        BB     6.65 to    12/31/10           5,384,855
                                                                                  7.23
      800   Nortek, Inc.,
            Term Loan ........................................   B2        B      6.69 to    08/27/11             807,375
                                                                                  8.75
      797   Panolam Industries International, Inc. (Canada),
            Term Loan ........................................   B2        B+     7.73       09/30/12             808,952
    2,676   Professional Paint, Inc.,
            Term Loan ........................................   NR        NR     7.71 to    09/30/11           2,698,979
                                                                                  9.50
    1,119   Werner Holding Co., Inc.,
            Term Loan (k).....................................   Caa1      CCC+   8.74       06/11/09           1,116,348
      656   Werner Holding Co., Inc.,
            Term Loan (f) (k).................................   Caa2      CCC-   14.74      12/11/09             644,755
                                                                                                           --------------
                                                                                                               30,547,747
                                                                                                           --------------
            CONTAINERS, PACKAGING & GLASS 4.5%
    1,876   Berry Plastics Corp.,
            Term Loan ........................................   B1        B+     6.84       12/02/11           1,895,315
    1,763   BWAY Corp.,
            Term Loan ........................................   B1        B+     6.81       06/30/11           1,788,546
    1,179   Consolidated Container Co., LLC,
            Term Loan ........................................   B2        B-     8.25 to    12/15/08           1,185,632
                                                                                  8.38
    3,143   Covalence Specialty Materials Corp.,
            Term Loan ........................................   B2        B      6.69 to    02/16/13 to        3,189,795
                                                                                  8.15       08/16/13
    1,200   Crown Americas, Inc.,
            Term Loan ........................................   Ba2       BB-    6.44       11/15/12           1,207,126
   17,962   Dr. Pepper/Seven Up Bottling Group, Inc.,
            Term Loan ........................................   B1        NR     6.93       12/19/10          18,115,990

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
  $   871   Fleming Packaging Corp.,
            Term Loan (b) (d) (e) ............................   NR        NR     11.75      08/31/04      $        8,711
      100   Fleming Packaging Corp.,
            Revolving Credit Agreement (b) (d) (e) ...........   NR        NR     8.25       03/31/03               1,000
    3,591   Graham Packaging Co.,
            Term Loan ........................................   B2        B      6.94 to    10/07/11 to        3,657,273
                                                                                  9.25       04/07/12
    8,117   Graphic Packaging International Corp.,
            Term Loan ........................................   B1        B+     6.99 to    08/08/10           8,250,057
                                                                                  7.62
    1,071   Graphic Packaging International Corp.,
            Revolving Credit Agreement .......................   B1        B+     7.39 to    08/08/09           1,039,985
                                                                                  9.75
    4,276   Impress Metal Packaging Holding B.V.
            (Netherlands),
            Term Loan ........................................   NR        B+     7.94       12/31/06           4,286,593
    4,390   Kranson Industries, Inc.,
            Term Loan ........................................   NR        NR     7.73       07/30/11           4,433,882
   10,887   Owens-Illinois, Inc.,
            Term Loan ........................................   B1        BB-    6.71 to    04/01/07 to       10,927,353
                                                                                  6.78       04/01/08
    7,796   Packaging Dynamics,
            Term Loan ........................................   NR        NR     6.98 to    09/29/08 to        7,814,626
                                                                                  7.22       09/29/09
    2,793   Ranpak Corp.,
            Term Loan ........................................   NR        NR     7.41       12/14/11           2,824,421
    6,182   Smurfit-Stone Container Corp.,
            Term Loan ........................................   Ba3       B+     7.13 to    11/01/11           6,271,303
                                                                                  7.25
    2,997   Smurfit-Stone Container Corp.,
            Revolving Credit Agreement .......................   Ba3       B+     7.38 to    11/01/09           2,941,729
                                                                                  9.25
    1,000   Solo Cup, Inc.,
            Term Loan ........................................   B3        B-     11.25      03/31/12           1,023,125
    2,843   Unifrax Corp.,
            Term Loan ........................................   B1        B+     8.75       03/29/12           2,878,785
                                                                                                           --------------
                                                                                                               83,741,247
                                                                                                           --------------
            DIVERSIFIED MANUFACTURING 1.0%
    3,211   Chart Industries, Inc.,
            Term Loan ........................................   B1        B+     6.63       10/17/12           3,272,325
    3,500   Euramax International, Inc.,
            Term Loan ........................................   Caa1      B-     12.00      06/29/13           3,500,000
   12,338   Mueller Group, Inc.,
            Term Loan ........................................   B2        B+     7.06 to    10/03/12          12,519,763
                                                                                  7.38
                                                                                                           --------------

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            DIVERSIFIED MANUFACTURING (CONTINUED)
                                                                                                           $   19,292,088
                                                                                                           --------------
            ECOLOGICAL 3.2%
  $16,016   Allied Waste North America, Inc.,
            Term Loan (a) ....................................   B1        BB     6.48 to    01/15/12          16,095,690
                                                                                  6.97
    4,897   Duratek, Inc.,
            Term Loan ........................................   B1        BB-    7.94 to    12/16/09           4,902,777
                                                                                  8.19
    8,847   Envirocare of Utah, LLC,
            Term Loan ........................................   NR        NR     7.85 to    04/13/10           9,013,572
                                                                                  10.60
    5,399   Environmental Systems Products Holdings,
            Term Loan ........................................   B3        NR     8.31 to    12/12/08 to        5,502,577
                                                                                  15.13      12/12/10
    3,649   Great Lakes Dredge & Dock Corp.,
            Term Loan ........................................   B2        CCC    7.69 to    12/22/10           3,699,374
                                                                                  8.49
    2,594   LVI Services, Inc.,
            Term Loan ........................................   NR        NR     7.34       11/16/11           2,609,709
    1,485   Safety-Kleen Corp.,
            Term Loan ........................................   NR        NR     11.74 to   09/15/08           1,532,026
                                                                                  12.00
    4,600   Synagro Technologies, Inc.,
            Term Loan ........................................   NR        BB-    7.32 to    06/21/12           4,640,250
                                                                                  7.34
    5,067   Waste Services, Inc.,
            Term Loan ........................................   B2        B-     8.08 to    03/31/11           5,145,618
                                                                                  10.00
      311   Waste Services, Inc.,
            Revolving Credit Agreement .......................   B2        B-     8.91 to    04/29/09             306,444
                                                                                  10.75
    1,200   WasteQuip, Inc.,
            Term Loan ........................................   B3        B-     10.98      07/15/12           1,215,000
    5,445   WCA Waste Systems, Inc.,
            Term Loan ........................................   B2        B      7.98       04/28/11           5,458,612
                                                                                                           --------------
                                                                                                               60,121,649
                                                                                                           --------------
            ELECTRONICS 3.0%
    3,682   Amkor Technology, Inc.,
            Term Loan (a) ....................................   B2        B-     9.27       10/27/10           3,847,500
    4,202   Audio Visual Services Corp.,
            Term Loan ........................................   B1        NR     7.48 to    05/18/11           4,243,957
                                                                                  7.73
      798   Blackboard, Inc.,
            Term Loan ........................................   Ba3       B+     7.23 to    02/28/12             811,965
                                                                                  9.00

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            ELECTRONICS (CONTINUED)
 $  2,724   DoubleClick, Inc,
            Term Loan ........................................   B2        B      8.75       07/13/12      $    2,771,241
      562   Eastman Kodak Co.,
            Term Loan ........................................   Ba3       B+     7.10 to    10/18/12             568,558
                                                                                  7.33
    2,000   Epicor Software Corp.,
            Term Loan ........................................   B1        B+     7.71 to    03/30/12           2,018,750
                                                                                  8.65
    1,000   GXS Worldwide, Inc.,
            Term Loan ........................................   B2        B+     9.78 to    07/29/11             987,500
                                                                                  10.26
    2,000   Infor Global Solutions, AG,
            Term Loan ........................................   B2        B      7.80       04/18/11           2,003,334
    7,451   ON Semiconductor Corp.,
            Term Loan ........................................   B3        B+     7.23       12/15/11           7,548,095
      792   Open Solutions, Inc.,
            Term Loan ........................................   B1        B+     7.33       09/03/11             801,621
   13,860   Spectrum Brands, Inc.,
            Term Loan ........................................   B1        B-     7.03 to    02/06/12          13,964,207
                                                                                  7.61
      400   Stratus Technologies, Inc.,
            Term Loan ........................................   B1        B-     7.96       03/29/11             406,250
    9,289   SunGard Data Systems, Inc.,
            Term Loan ........................................   B1        B+     7.22       02/11/13           9,407,125
    6,024   UGS Corp.,
            Term Loan ........................................   B1        B+     7.00       03/31/12           6,104,746
                                                                                                           --------------
                                                                                                               55,484,849
                                                                                                           --------------
            ENTERTAINMENT & LEISURE 5.6%
    1,980   Alliance Atlantis Communications, Inc.,
            Term Loan (a) ....................................   Ba2       BB     6.47       12/20/11           1,996,913
    1,995   AMC Entertainment, Inc.,
            Term Loan (a) ....................................   Ba3       B+     7.11       01/26/13           2,017,444
      496   Blockbuster, Inc.,
            Term Loan ........................................   B3        B-     8.59 to    08/20/11             496,814
                                                                                  8.94
    1,460   Detroit Red Wings, Inc.,
            Term Loan ........................................   NR        NR     7.23       08/30/06           1,463,932
    8,311   Fender Musical Instruments Corp.,
            Term Loan ........................................   B3        B-     9.62       09/30/12           8,477,092
   35,146   Metro-Goldwyn-Mayer Studios, Inc.,
            Term Loan ........................................   NR        NR     7.23       04/08/12          35,574,785
    2,000   Mets, LP,
            Term Loan ........................................   NR        NR     7.13       07/25/10           2,022,500

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            ENTERTAINMENT & LEISURE (CONTINUED)
     $335   Movie Gallery, Inc.,
            Term Loan ........................................   Caa1      CCC    8.48 to    04/27/10      $      310,217
                                                                                  9.98
    3,000   Panavision, Inc.,
            Term Loan ........................................   B1        B      8.00 to    03/31/11           3,052,500
                                                                                  8.13
    7,655   Pure Fishing, Inc.,
            Term Loan ........................................   B1        B+     7.70 to    09/30/10 to        7,711,572
                                                                                  10.43      03/31/11
    8,773   Regal Cinemas, Inc.,
            Term Loan ........................................   Ba2       BB-    6.48       11/10/10           8,840,130
    7,348   Six Flags Theme Parks, Inc.,
            Term Loan ........................................   B1        B-     6.96 to    06/30/09           7,409,990
                                                                                  7.51
    1,741   Six Flags Theme Parks, Inc.,
            Revolving Credit Agreement ........................  B1        B-     7.08 to    06/30/08           1,727,407
                                                                                  7.24
    4,000   Southwest Sports Group, Inc.,
            Term Loan ........................................   NR        NR     7.44       12/22/10           4,050,000
    2,800   Tigers Ballpark, LLC,
            Term Loan ........................................   NR        NR     6.63       08/15/10           2,807,000
    7,430   True Temper Sports, Inc.,
            Term Loan ........................................   B2        B      7.53 to    03/15/11           7,476,663
                                                                                  9.75
    7,595   Universal City Development Partners, LP,
            Term Loan ........................................   Ba3       BB-    6.77 to    06/09/11           7,691,517
                                                                                  7.07
    2,011   Yankees Holdings, LP,
            Term Loan ........................................   NR        NR     7.32       06/25/07           2,021,486
                                                                                                           --------------
                                                                                                              105,147,962
                                                                                                           --------------
            FARMING & AGRICULTURE 0.4%
    6,988   Wm. Bolthouse Farms, Inc.,
            Term Loan ........................................   B2        B-     7.37 to    12/16/12 to        7,130,410
                                                                                  10.37      12/16/13
                                                                                                           --------------
            FINANCE 1.9%
    3,590   DCS Business Services, Inc.,
            Term Loan ........................................   NR        NR     8.66 to    02/04/11           3,599,253
                                                                                  10.89
    6,798   Fidelity National Information Solutions, Inc.,
            Term Loan ........................................   Ba1       BB+    6.60       03/09/13           6,849,567
    3,990   LPL Holdings, Inc.,
            Term Loan ........................................   B2        B      7.96 to    06/28/13           4,033,643
                                                                                  8.23

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            FINANCE (CONTINUED)
 $  8,501   Outsourcing Solutions, Inc.,
            Term Loan ........................................   NR        NR     9.33       09/30/10      $    8,522,596
    4,400   Refco, Inc.,
            Term Loan (b) ....................................   B1        BB-    9.00       08/05/11           4,435,750
    7,063   Transfirst Holdings, Inc.,
            Term Loan ........................................   NR        NR     8.00 to    03/31/10 to        7,104,521
                                                                                  12.50      03/31/11
                                                                                                           --------------
                                                                                                               34,545,330
                                                                                                           --------------
            GROCERY 0.3%
    5,985   Roundy's Supermarkets, Inc.,
            Term Loan ........................................   B2        B+     7.72 to    11/03/11           6,071,034
                                                                                  7.87
                                                                                                           --------------
            HEALTHCARE 4.7%
      800   AmeriPath, Inc.,
            Term Loan (a) ....................................   B1        BB-    6.83       10/31/12             809,250
    3,600   AMN Healthcare Services, Inc.,
            Term Loan (a) ....................................   Ba2       BB-    6.73       11/02/11           3,643,877
    6,392   Capella Healthcare, Inc.,
            Term Loan ........................................   B3        B      7.82 to    11/30/12 to        6,443,910
                                                                                  10.82      11/30/13
    4,480   Center for Diagnostic Imaging (CDI),
            Term Loan ........................................   B2        B      8.48       12/31/10           4,345,161
   16,886   Community Health Systems, Inc.,
            Term Loan ........................................   Ba3       BB-    6.56       08/19/11          17,067,164
    4,861   Concentra Operating Corp.,
            Term Loan ........................................   B1        B+     6.69       09/30/11           4,918,500
      800   CRC Health Corp.,
            Term Loan ........................................   B1        B      7.23       02/06/13             810,000
      990   Diagnostic Imaging Group, LLC,
            Term Loan ........................................   B2        B+     8.38 to    05/04/12             965,250
                                                                                  10.25
    8,388   FHC Health Systems, Inc.,
            Term Loan ........................................   B2        B      10.82 to   12/18/09 to        8,552,114
                                                                                  13.82      02/09/11
      725   Genoa Healthcare Group, LLC,
            Term Loan ........................................   B2        B      8.06 to    08/10/12             734,236
                                                                                  10.00
    1,995   Harlan Sprague Dawley, Inc.,
            Term Loan ........................................   B2        B+     7.48 to    12/19/11           2,018,691
                                                                                  9.25
    4,000   HealthSouth Corp.,
            Term Loan ........................................   B2        B+     8.15       03/10/13           4,048,928

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            HEALTHCARE (CONTINUED)
  $ 1,644   Healthtronics, Inc.,
            Term Loan ........................................   Ba3       BB-    6.75       03/23/11      $    1,644,211
   27,107   LifePoint Hospitals, Inc.,
            Term Loan ........................................   Ba3       BB     6.19       04/15/12          27,284,350
      399   Matria Healthcare, Inc.,
            Term Loan ........................................   B1        BB-    7.02 to    01/19/07 to          401,844
                                                                                  7.23       01/19/12
      800   National Renal Institutes, Inc.,
            Term Loan ........................................   NR        NR     9.00       03/31/13             809,250
      173   Select Medical Corp.,
            Revolving Credit Agreement .......................   B1        BB-    6.91 to    02/24/11             171,817
                                                                                  8.75
    2,366   Sterigenics International, Inc.,
            Term Loan ........................................   B2        B+     7.91       06/14/11           2,390,063
                                                                                                           --------------
                                                                                                               87,058,616
                                                                                                           --------------
            HEALTH & BEAUTY 2.2%
    6,740   American Safety Razor Co.,
            Term Loan (a) ....................................   B2        B      7.56 to    02/28/12 to        6,810,951
                                                                                  11.23      08/28/12
      242   American Safety Razor Co.,
            Revolving Credit Agreement (a) ...................   B2        B      7.91 to    02/28/10             237,552
                                                                                  9.75
    7,514   CEI Holdings, Inc.,
            Term Loan ........................................   NR        NR     8.19 to    12/03/10 to        7,505,996
                                                                                  12.44      12/03/11
    7,028   Marietta Intermediate Holding Corp.,
            Term Loan ........................................   NR        NR     7.58 to    12/17/10 to        7,059,178
                                                                                  12.32      12/17/11
   10,456   MD Beauty, Inc.,
            Term Loan ........................................   B1        CCC    8.00 to    02/18/12 to       10,553,563
                                                                                  12.00      02/18/13
    8,976   Prestige Brands Holdings, Inc.,
            Term Loan ........................................   B1        B+     6.89 to    04/06/11           9,097,398
                                                                                  9.00
                                                                                                           --------------
                                                                                                               41,264,638
                                                                                                           --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS 1.6%
    7,600   Aearo Technologies, Inc.,
            Term Loan (a) ....................................   B2        B      7.45 to    03/24/13 to        7,750,125
                                                                                  11.45      09/24/13
    2,000   Formica Corp.,
            Term Loan ........................................   B2        B      7.96       03/15/13           2,018,126
    3,825   Hunter Fan Co.,
            Term Loan ........................................   B1        B      7.76       03/24/12           3,815,438
    7,400   National Bedding Co.,
            Term Loan ........................................   B3        B+     9.91       08/31/12           7,543,375
    2,885   Quality Home Brands Holdings, LLC,
            Term Loan ........................................   NR        NR     7.28 to    11/04/11 to        2,917,190
                                                                                  11.53      11/04/12

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS (CONTINUED)
  $ 3,163   Sealy Mattress Co.,
            Term Loan ........................................   B1        B+     6.50 to    04/06/12      $    3,203,635
                                                                                  6.79
    2,181   World Kitchen, Inc.,
            Term Loan ........................................   NR        NR     8.19       03/31/08           2,175,683
                                                                                                           --------------
                                                                                                               29,423,572
                                                                                                           --------------
            HOTELS, MOTELS, INNS & GAMING 6.9%
    5,600   Greektown Casino, LLC,
            Term Loan ........................................   B1        B      7.55       12/03/12           5,691,000
    4,900   Green Valley Ranch Gaming, LLC,
            Term Loan ........................................   NR        NR     6.98       12/17/11           4,955,599
    3,762   Herbst Gaming, Inc.,
            Term Loan ........................................   B1        B+     6.98 to    01/31/11           3,807,851
                                                                                  7.11
    3,309   Interstate Operating Co., LP,
            Term Loan ........................................   B2        B      9.50       01/14/08           3,358,269
    5,271   Kuilima Resort Co.,
            Term Loan ........................................   NR        NR     11.50      09/30/11           5,303,646
   13,248   MGM Mirage,
            Revolving Credit Agreement .......................   NR        NR     5.99 to    04/25/10          12,924,854
                                                                                  6.37
      400   Pinnacle Entertainment,
            Term Loan ........................................   B1        BB-    6.93       12/14/11             403,625
   47,240   Planet Hollywood International, Inc.,
            Term Loan (f) ....................................   B3        B-     7.99 to    08/31/10          46,296,947
                                                                                  8.99
    3,824   Resorts International Hotel & Casino, Inc.,
            Term Loan ........................................   Caa2      CCC-   15.48      04/26/13           3,885,035
    8,014   Scientific Games Corp.,
            Term Loan ........................................   Ba2       BB     6.09 to    12/23/09           8,083,964
                                                                                  8.00
      588   Scientific Games Corp.,
            Revolving Credit Agreement .......................   Ba2       BB     6.58 to    12/23/09             585,060
                                                                                  8.50
    6,800   Venetian Casino Resorts, LLC,
            Term Loan ........................................   Ba3       BB-    6.73       06/15/11           6,880,220
    1,890   Venetian Casino Resorts, LLC,
            Revolving Credit Agreement .......................   Ba3       BB-    6.71 to    02/22/10           1,847,787
                                                                                  6.77
   21,938   Wynn Las Vegas, LLC,
            Term Loan ........................................   B2        B+     7.09       12/14/11          22,195,726
    1,649   Yonkers Racing Corp.,
            Term Loan ........................................   NR        NR     8.45       08/12/11           1,673,929
                                                                                                           --------------

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
                                                                                                           $  127,893,512
                                                                                                           --------------
            INSURANCE 1.6%
  $ 2,792   American Wholesale Insurance Group, Inc.,
            Term Loan ........................................   NR        B      7.74 to    10/27/11 to        2,798,980
                                                                                  11.99      04/27/12
    5,992   ARG Holdings, LLC,
            Term Loan ........................................   B2        NR     7.88 to    11/30/11 to        6,076,404
                                                                                  12.13      11/30/12
    1,600   Audatex North America, Inc.,
            Term Loan (a) ....................................   B1        B+     7.30       04/13/13           1,623,000
    2,400   CCC Information Services Group, Inc.,
            Term Loan ........................................   NR        NR     7.58       02/10/13           2,434,500
    3,027   Conseco, Inc.,
            Term Loan ........................................   Ba3       BB-    6.65       06/22/10           3,054,743
    2,472   Mitchell International, Inc.,
            Term Loan ........................................   B1        B+     6.98       08/15/11           2,501,086
    7,360   USI Holdings Corp.,
            Term Loan ........................................   B1        NR     7.44       03/24/11           7,443,011
    4,590   Vertafore, Inc.,
            Term Loan ........................................   NR        NR     7.31 to    01/31/12 to        4,656,207
                                                                                  10.98      01/31/13
                                                                                                           --------------
                                                                                                               30,587,931
                                                                                                           --------------
            MACHINERY 1.2%
    4,248   Alliance Laundry Holdings, LLC,
            Term Loan (a) ....................................   B1        B      7.09       01/27/12           4,303,755
    2,376   Douglas Dynamics, LLC,
            Term Loan ........................................   B1        BB-    6.73       12/16/10           2,405,710
    8,168   Goodman Global Holdings, Inc.,
            Term Loan ........................................   B1        B+     6.13 to    12/23/11           8,244,514
                                                                                  6.63
    4,000   Penhall International Corp.,
            Term Loan ........................................   NR        NR     11.60      11/01/10           4,050,000
    2,450   United Rentals (North America), Inc.,
            Term Loan ........................................   B2        BB-    7.00       02/14/11           2,480,115
                                                                                                           --------------
                                                                                                               21,484,094
                                                                                                           --------------
            MEDICAL PRODUCTS & SERVICES 1.9%
    1,596   Accellent, Inc.,
            Term Loan (a) ....................................   B2        BB-    6.80       11/22/12           1,607,970
   23,352   DaVita, Inc.,
            Term Loan ........................................   B1        BB-    6.69 to    10/05/12          23,634,238
                                                                                  7.13

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            MEDICAL PRODUCTS & SERVICES (CONTINUED)
  $ 6,000   Fresenius Medical Care Holdings, Inc.,
            Term Loan ........................................   NR        BB     6.35 to    03/31/13      $    6,012,498
                                                                                  6.53
    2,956   Kinetics Concepts, Inc.,
            Term Loan ........................................   Ba3       BB     6.73       08/11/10           2,993,623
                                                                                                           --------------
                                                                                                               34,248,329
                                                                                                           --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS 0.7%
    2,400   John Maneeley's, Co.,
            Term Loan ........................................   B2        B      8.09       03/24/13           2,440,500
    3,356   New Enterprise Stone & Lime Co., Inc.,
            Term Loan ........................................   NR        NR     7.31 to    07/30/10           3,381,279
                                                                                  9.00
    4,579   Novelis, Inc.,
            Term Loan ........................................   Ba3       BB-    6.44       01/07/12           4,633,535
    2,107   Techs Industries, Inc.,
            Term Loan ........................................   NR        NR     7.73 to    01/14/10           2,110,134
                                                                                  7.98
                                                                                                           --------------
                                                                                                               12,565,448
                                                                                                           --------------
            NATURAL RESOURCES 1.6%
      398   Cheniere LNG Holdings, LLC,
            Term Loan ........................................   NR        BB     7.73       08/30/12             403,100
    9,963   El Paso Corp.,
            Term Loan ........................................   B3        B      7.75       11/23/09          10,087,746
    1,596   Key Energy Services Group, Inc.,
            Term Loan ........................................   NR        NR     7.78 to    06/30/12           1,618,611
                                                                                  8.40
    1,947   SemCrude, LP,
            Term Loan ........................................   Ba3       NR     7.08 to    03/16/11           1,953,406
                                                                                  8.25
   16,252   Targa Resources, Inc.,
            Term Loan ........................................   B3        CCC+   6.83 to    10/31/07 to       16,309,644
                                                                                  7.38       10/31/12
                                                                                                           --------------
                                                                                                               30,372,507
                                                                                                           --------------
            NON-DURABLE CONSUMER PRODUCTS 0.7%
    1,600   Amscan Holdings, Inc.,
            Term Loan (a) ....................................   B1        B+     7.77       12/23/12           1,616,333
    3,000   Easton-Bell Sports, Inc.,
            Term Loan ........................................   B1        B+     6.60 to    03/16/12           3,036,249
                                                                                  6.81
    4,008   JohnsonDiversey, Inc.,
            Term Loan ........................................   B1        B      7.19 to    12/16/11           4,070,974
                                                                                  7.32

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            NON-DURABLE CONSUMER PRODUCTS (CONTINUED)
  $ 1,191   Mega Bloks, Inc. (Canada),
            Term Loan ........................................   Ba3       BB-    6.44 to    07/27/10      $    1,202,166
                                                                                  6.94
    1,000   Targus Group International, Inc.,
            Term Loan ........................................   B3        CCC    12.80      06/22/13           1,003,750
    2,000   UCG Paper Crafts, Inc.,
            Term Loan ........................................   NR        NR     8.25       02/17/13           2,005,000
                                                                                                           --------------
                                                                                                               12,934,472
                                                                                                           --------------
            PAPER & FOREST PRODUCTS 2.4%
   31,940   Georgia-Pacific Corp.,
            Term Loan ........................................   Ba2       B+     6.88 to    12/20/12 to       32,283,933
                                                                                  8.03       12/23/13
      856   NewPage Corp.,
            Term Loan ........................................   B1        B      7.96 to    05/02/11             859,281
                                                                                  9.50
    5,217   White Birch Paper, Co. (Canada),
            Term Loan ........................................   B2        B+     8.23       04/06/12           5,309,498
    5,869   Xerium Technologies, Inc.,
            Term Loan ........................................   B1        B+     7.23       05/18/12           5,876,664
                                                                                                           --------------
                                                                                                               44,329,376
                                                                                                           --------------
            PERSONAL & MISCELLANEOUS SERVICES 2.4%
    4,587   Affinion Group, Inc.,
            Term Loan (a) ....................................   B1        B+     7.50 to    10/17/12           4,606,778
                                                                                  7.68
    1,747   Alderwoods Group, Inc.,
            Term Loan (a) ....................................   B1        BB     6.73 to    09/29/09           1,763,306
                                                                                  6.93
    6,793   Coinmach Laundry Corp.,
            Term Loan ........................................   B2        B      7.38 to    12/19/12           6,910,607
                                                                                  9.25
    8,501   Educate Operating Co., LLC,
            Term Loan ........................................   B1        NR     7.98       03/31/12           8,511,904
   11,378   Hertz Corp.,
            Term Loan ........................................   Ba2       BB     6.96 to    12/21/12          11,507,552
                                                                                  7.26
    5,158   Iron Mountain, Inc.,
            Term Loan ........................................   B2        BB-    6.56 to    04/02/11           5,205,331
                                                                                  6.66
    1,262   Omniflight Helicopters, Inc.,
            Term Loan ........................................   NR        NR     9.75 to    09/30/11 to        1,264,742
                                                                                  10.25      09/30/12
    2,394   Sedgwick Claims Management Services, Inc.,
            Term Loan ........................................   B1        B+     6.98 to    01/31/13           2,421,931
                                                                                  7.06
    2,968   WeightWatchers.com,
            Term Loan ........................................   B1        B+     7.15 to    12/16/10 to        3,007,558
                                                                                  9.49       06/16/11
                                                                                                           --------------
                                                                                                               45,199,709
                                                                                                           --------------

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            PHARMACEUTICALS 1.5%
  $ 2,280   Bradley Pharmaceuticals, Inc.,
            Term Loan ........................................   NR        NR     8.75       11/14/10      $    2,305,650
    8,291   MedPointe, Inc.,
            Term Loan ........................................   B2        B      6.44 to    09/30/07 to        8,290,882
                                                                                  6.94       09/30/08
   18,051   Warner Chilcott Holding Co.,
            Term Loan ........................................   B2        B      7.44 to    01/18/12          18,199,792
                                                                                  7.86
                                                                                                           --------------
                                                                                                               28,796,324
                                                                                                           --------------
            PRINTING & PUBLISHING 6.0%
    7,280   Adams Outdoor Advertising, LP,
            Term Loan (a) ....................................   B1        B+     6.95 to    10/18/12           7,384,592
                                                                                  7.09
    1,911   ALM Media Holdings, Inc.,
            Term Loan ........................................   B3        B-     7.48       03/05/10           1,922,742
    3,300   American Media Operations, Inc.,
            Term Loan (a) ....................................   B1        B      8.12       01/31/13           3,342,487
    5,549   American Reprographics Co.,
            Term Loan (a) ....................................   Ba3       BB-    6.26 to    06/18/09           5,611,872
                                                                                  6.70
    1,178   Ascend Media Holdings, LLC,
            Term Loan ........................................   NR        NR     8.48 to    01/31/12           1,153,950
                                                                                  8.62
    2,978   Canon Communications, LLC,
            Term Loan ........................................   B3        B      8.28       05/31/11           2,984,944
      400   Caribe Information Investment, Inc.,
            Term Loan ........................................   B1        B      7.11 to    03/31/13             404,500
                                                                                  7.46
    9,850   Cygnus Business Media, Inc.,
            Term Loan ........................................   B3        CCC    9.58       07/13/09           9,800,750
    9,886   Day International Group, Inc.,
            Term Loan ........................................   B1        B      7.48 to    12/05/12 to       10,065,794
                                                                                  12.23      12/05/13
    4,539   Endurance Business Media, Inc.,
            Term Loan ........................................   B1        B      7.18       03/08/12           4,564,155
    1,197   Enterprise NewsMedia, LLC,
            Term Loan ........................................   NR        NR     7.99       06/30/12           1,210,466
    1,420   FSC Acquisition, LLC,
            Term Loan ........................................   B2        B      6.93 to    08/01/12           1,425,946
                                                                                  7.09
    7,632   Haights Cross Communications, LLC,
            Term Loan ........................................   B3        B-     8.25 to    08/20/08           7,727,186
                                                                                  9.25
    4,060   Herald Media, Inc.,
            Term Loan ........................................   NR        NR     7.67 to    07/22/11 to        4,093,102
                                                                                  10.67      01/22/12

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            PRINTING & PUBLISHING (CONTINUED)
  $ 8,094   Liberty Group Operating, Inc.,
            Term Loan ........................................   B1        B+     7.25       02/28/12      $    8,171,624
    2,544   MC Communications, LLC,
            Term Loan ........................................   NR        NR     7.27 to    12/31/10           2,572,271
                                                                                  7.44
      670   MediaNews Group, Inc.,
            Term Loan ........................................   NR        NR     6.25       12/30/10             672,074
    8,223   Merrill Communications, LLC,
            Term Loan ........................................   B1        B+     7.23 to    05/15/11           8,312,046
                                                                                  7.25
    1,895   Network Communications, Inc.,
            Term Loan ........................................   Ba3       B+     7.03 to    11/30/12           1,918,349
                                                                                  7.48
    6,654   New Publications, Inc.,
            Term Loan ........................................   B1        B      7.47 to    05/02/11           6,668,695
                                                                                  12.32
    6,766   Primedia, Inc.,
            Term Loan ........................................   NR        NR     7.00 to    09/30/13           6,709,619
                                                                                  7.38
      163   Primedia, Inc.,
            Revolving Credit Agreement .......................   NR        NR     7.09       06/30/08             157,414
   11,666   R.H. Donnelley, Inc.,
            Term Loan ........................................   Ba3       BB     6.20 to    12/31/09 to       11,725,349
                                                                                  6.98       06/30/11
    1,476   SGS International, Inc.,
            Term Loan ........................................   B1        B+     7.21 to    12/30/11           1,494,754
                                                                                  7.64
    1,898   Source Media, Inc.,
            Term Loan ........................................   B1        NR     7.21       11/08/11           1,922,463
                                                                                                           --------------
                                                                                                              112,017,144
                                                                                                           --------------
            RESTAURANTS & FOOD SERVICE 1.4%
    3,963   Arby's, LLC,
            Term Loan (a) ....................................   B1        B+     7.06 to    07/25/12           4,011,619
                                                                                  7.38
    7,631   Burger King Corp.,
            Term Loan ........................................   Ba2       B+     6.50       06/30/12           7,668,284
    5,409   Carrols Corp.,
            Term Loan ........................................   B1        B+     7.38       12/31/10           5,494,817
    3,180   Denny's Corp.,
            Term Loan ........................................   B3        CCC    7.97 to    09/30/09 to        3,261,982
                                                                                  10.33      09/30/10
    4,000   Dunkin' Brands, Inc.,
            Term Loan ........................................   B2        B+     7.33       03/01/13           4,009,000
      553   Landry's Restaurants, Inc.,
            Term Loan ........................................   Ba2       BB-    6.73 to    12/28/10             559,752
                                                                                  6.86

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            RESTAURANTS & FOOD SERVICE (CONTINUED)
  $ 1,000   Sagittarius Group, Inc.,
            Term Loan ........................................   B1        B      7.07       03/29/13      $    1,013,750
                                                                                                           --------------
                                                                                                               26,019,204
                                                                                                           --------------
            RETAIL - OIL & GAS 0.7%
    1,796   The Pantry, Inc.,
            Term Loan ........................................   Ba3       BB-    6.75       01/02/12           1,815,139
   10,474   Travelcenters of America, Inc.,
            Term Loan ........................................   B1        BB     6.44 to    12/01/11          10,594,198
                                                                                  6.86
                                                                                                           --------------
                                                                                                               12,409,337
                                                                                                           --------------
            RETAIL - SPECIALTY 1.1%
   11,322   Nebraska Book Co., Inc.,
            Term Loan ........................................   B2        B-     7.61       03/04/11          11,413,946
    8,836   Visant Holding Corp.,
            Term Loan ........................................   B1        B+     7.07 to    10/04/11           8,954,901
                                                                                  7.32
                                                                                                           --------------
                                                                                                               20,368,847
                                                                                                           --------------
            RETAIL - STORES 0.7%
   12,342   Neiman Marcus Group, Inc.,
            Term Loan ........................................   B1        B+     7.34       04/06/13          12,525,800
      800   Pep Boys - Manny, Moe & Jack,
            Term Loan ........................................   Ba2       B+     7.89       01/27/11             814,000
                                                                                                           --------------
                                                                                                               13,339,800
                                                                                                           --------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.9%
      400   Alaska Communications Systems Group, Inc.,
            Term Loan (a) ....................................   B1        B+     6.73       02/01/12             404,050
    1,993   Choice One Communications, Inc.,
            Term Loan ........................................   NR        NR     9.98       11/30/10           1,982,976
    2,784   Cincinnati Bell, Inc.,
            Term Loan ........................................   Ba3       B+     6.21 to    08/31/12           2,805,756
                                                                                  6.51
   11,200   Fairpoint Communications, Inc.,
            Term Loan ........................................   B1        BB-    6.75       02/08/12          11,281,200
    3,900   Hawaiian Telecom, Inc.,
            Term Loan ........................................   B1        B      7.23       04/30/12 to        3,937,500
                                                                                             10/31/12
    1,600   Madison River Capital, LLC,
            Term Loan ........................................   B1        B+     7.26       07/29/12           1,620,250
    6,579   Orius Corp., LLC,
            Term Loan (b) (c) (d) (e) ........................   NR        NR     11.50 to   01/23/10           1,376,353
                                                                                  11.75

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS
            (CONTINUED)
  $ 2,375   Orius Corp., LLC,
            Revolving Credit Agreement (b) (c) (d) (e) .......   NR        NR     4.00 to    01/31/06      $    2,042,647
                                                                                  10.75
    6,865   Qwest Corp.,
            Term Loan ........................................   Ba3       BB     8.16 to    06/30/07 to        7,039,732
                                                                                  9.65       06/15/13
      784   Sorenson Communications, Inc.,
            Term Loan ........................................   NR        NR     7.88 to    11/15/12             796,451
                                                                                  8.20
    2,900   Valor Telecommunications, LLC,
            Term Loan ........................................   Ba3       BB-    6.73 to    02/14/12           2,910,098
                                                                                  6.81
                                                                                                           --------------
                                                                                                               36,197,013
                                                                                                           --------------
            TELECOMMUNICATIONS - LONG DISTANCE 0.1%
    2,394   Time Warner Telecom, Inc.,
            Term Loan ........................................   B1        B      6.86 to    11/30/10           2,430,908
                                                                                  7.23
                                                                                                           --------------
            TELECOMMUNICATIONS-WIRELESS 0.5%
    8,708   Centennial Cellular, Inc.,
            Term Loan ........................................   B1        B      6.83 to    02/09/11           8,836,241
                                                                                  7.32
                                                                                                           --------------
            TEXTILES & LEATHER 0.2%
    3,058   Propex Fabrics, Inc.,
            Term Loan ........................................   B1        BB-    7.00       07/31/12           3,081,400
                                                                                                           --------------
            TRANSPORTATION - CARGO 0.3%
    1,772   Jacobson Acquisition Co.,
            Term Loan ........................................   NR        NR     7.72 to    04/07/09 to        1,776,653
                                                                                  9.50       04/07/11
      798   Kenan Advantage Group, Inc.,
            Term Loan ........................................   NR        NR     7.98       12/16/11             807,476
      976   Pacer International, Inc.,
            Term Loan ........................................   Ba3       BB     6.38 to    06/10/10             986,058
                                                                                  8.25
    2,189   Quality Distribution, Inc.,
            Term Loan ........................................   Caa1      B-     7.95 to    11/13/09           2,199,783
                                                                                  8.00
      600   Quality Distribution, Inc.,
            Revolving Credit Agreement .......................   Caa1      B-     8.34 to    11/13/08             600,000
                                                                                  10.25
                                                                                                           --------------
                                                                                                                6,369,970
                                                                                                           --------------

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

                                                                    BANK LOAN
PRINCIPAL                                                           RATINGS+
  AMOUNT                                                         --------------                 STATED
  (000)     BORROWER                                             MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   --------                                             -------   ----   --------   -----------   --------------
            TRANSPORTATION - PERSONAL 0.3%
  $   934   Neoplan USA Corp.,
            Revolving Credit Agreement (c)....................   NR        NR     8.54       06/30/06      $      933,750
    4,000   United Airlines, Inc.,
            Term Loan ........................................   B1        B+     8.63 to    02/01/12           4,064,000
                                                                                  8.75
                                                                                                           --------------
                                                                                                                4,997,750
                                                                                                           --------------
            TRANSPORTATION-RAIL MANUFACTURING 0.5%
    9,239   Helm Holding, Corp.,
            Term Loan ........................................   NR        NR     7.22 to    07/08/11 to        9,384,905
                                                                                  11.22      07/08/12
                                                                                                           --------------
            UTILITIES 2.0%
    5,989   Allegheny Energy, Inc.,
            Term Loan (a) ....................................   Ba2       BBB-   6.16 to    03/08/11           6,008,093
                                                                                  6.41
      800   Astoria Generating Co., LP,
            Term Loan (a) ....................................   B1        B      6.87 to    02/23/12 to          817,000
                                                                                  8.69       08/23/12
    2,524   Coleto Creek WLE, LP,
            Term Loan ........................................   Ba3       BB     6.98       06/30/11           2,549,792
      400   La Paloma Generating Co., LLC,
            Term Loan ........................................   B2        B      8.48       08/16/13             407,625
   12,012   NRG Energy, Inc.,
            Term Loan ........................................   Ba2       BB-    6.82       02/01/13          12,156,356
    3,002   Pike Electric, Inc.,
            Term Loan ........................................   NR        NR     6.38 to    07/01/12 to        3,046,592
                                                                                  6.44       12/10/12
    4,200   Primary Energy Operating, LLC,
            Term Loan ........................................   NR        NR     7.56       08/24/09           4,231,500
    1,739   Reliant Energy Resources Corp.,
            Term Loan ........................................   NR        NR     7.47       04/30/10           1,739,392
    2,812   Reliant Energy Resources Corp.,
            Revolving Credit Agreement .......................   NR        NR     7.78 to    12/22/09           2,720,382
                                                                                  9.63
    4,083   Thermal North America, Inc.,
            Term Loan ........................................   Ba3       BB-    6.73       10/12/13           4,114,026
                                                                                                           --------------
                                                                                                               37,790,758
                                                                                                           --------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 102.5% ...........                                              1,912,346,164
                                                                                                           --------------

NOTES 1.6%
Boise Cascade, LLC ($2,800,000 par, 7.94% coupon, maturing 10/15/12) (g)                                        2,835,000
Builders FirstSource, Inc. ($6,300,000 par, 9.00% coupon, maturing 02/15/12) (g)                                6,567,750
Compression Polymers Corp. ($2,300,000 par, 11.44% coupon, maturing 07/01/12) (g)                               2,369,000

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

DESCRIPTION                                                                                                    VALUE
-----------                                                                                                --------------
Del Laboratories, Inc. ($3,600,000 par, 10.15% coupon, maturing 11/01/11) (g)                              $    3,681,000
Insight Health Services Corp. ($3,200,000 par, 10.38% coupon, maturing 11/01/11) (g)                            2,976,000
Qwest Corp. ($3,500,000 par, 8.16% coupon, maturing 06/15/13) (g)                                               3,828,125
Rogers Wireless Communications, Inc. ($6,000,000 par, 8.04% coupon, maturing 12/15/10) (Canada) (g)             6,210,000
US Unwired, Inc. ($800,000 par, 9.16% coupon, maturing 06/15/10) (g)                                              824,000
                                                                                                           --------------
TOTAL NOTES 1.6%                                                                                               29,290,875
                                                                                                           --------------
EQUITIES 1.0%
Aladdin Gaming Holdings, LLC (8.63% ownership interest, Acquisition date  09/03/04, Cost $240,062) (h)
   (i)                                                                                                             83,157
DecorateToday.com (198,600 common shares, Acquisition date 12/31/98, Cost $3,505,909) (c) (h) (i)               1,157,838
Environmental Systems Products Holdings, Inc. (2,183 common shares, Acquisition date 06/22/04, Cost $0)
   (h) (i)                                                                                                         76,907
IDT Corp. (22,898 common shares) (h)                                                                              254,168
London Clubs International (Warrants for 141,981 common shares, Acquisition date 10/15/04,
   Cost $260,910) (h) (i)                                                                                         308,102
London Fog Industries, Inc. (515,922 common shares) (c) (h) (i)                                                         0
Neoplan USA Corp. (2,262 preferred shares, Acquisition date 09/04/03, Cost $1,074,522) (c) (h) (i)                      0
Neoplan USA Corp. (8,517 common shares, Acquisition date 09/04/03, Cost $85) (c) (h) (i)                                0
Orius Corp. (1,211,236 common shares, Acquisition date 02/03/03, Cost $0) (b) (c) (e) (h) (i)                           0
Planet Hollywood International, Inc. (Warrants for 95,324 common shares, Acquisition date 09/03/04, Cost
   $0) (h) (i)                                                                                                          0
RailWorks Corp. (Warrants for 1,037 common shares, Acquisition date 07/28/05, Cost $2,560,327) (h) (i)                  0
Rotech Medical Corp. (94,289 common shares, Acquisition date 06/12/02, Cost $377,156) (h) (i)                           0
Safelite Glass Corp. (724,479 common shares, Acquisiton date 10/20/00, Cost $3,912,187) (c) (h) (i)                     0
Safelite Realty (48,903 common shares, Acqusition date 10/20/00, Cost $0) (c) (h) (i)                                   0
Trans World Entertainment Corp. (3,239,482 on shares, Acquisition date 03/03/98, Cost $60,310,984) (c)
   (h) (i)                                                                                                     17,169,255
                                                                                                           --------------
TOTAL EQUITIES 1.0%                                                                                            19,049,427
                                                                                                           --------------
TOTAL LONG-TERM INVESTMENTS 105.1%
   (Cost $2,039,287,478)                                                                                    1,960,686,466
                                                                                                           --------------

SHORT-TERM INVESTMENTS 3.0%

REPURCHASE AGREEMENT 0.6%
State Street Bank & Trust Corp. ($12,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.65.%, dated 04/30/06, to be sold on 05/01/06 at $12,001,550)
   (a)                                                                                                         12,000,000
TIME DEPOSIT 2.4%

                                Senior Loan Fund
                            Portfolio of Investments
                      April 30 2006 (Unaudited) (Continued)

DESCRIPTION                                                                                                    VALUE
------------                                                                                               --------------
State Street Bank & Trust Corp. ($44,238,386 par, 3.75% coupon, dated 04/30/06, to be sold on 05/01/06
   at $44,242,994) (a)                                                                                     $   44,238,386
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS 3.0%
   (Cost $56,238,386)                                                                                          56,238,386
                                                                                                           --------------
TOTAL INVESTMENTS 108.1%
   (Cost $2,095,525,864)                                                                                    2,016,924,852
BORROWINGS (5.3)%                                                                                            (100,000,000)
LIABILITIES IN EXCESS OF OTHER ASSETS (2.8)%                                                                  (51,768,233)
                                                                                                           --------------
NET ASSETS 100.0%                                                                                          $1,865,156,619
                                                                                                           --------------

NR -- Not rated


  +  Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by
     Standard & Poor's Group are considered to be below investment grade.

     Industry percentages are calculated as a percentage of net assets.

(a) All or a portion of this security is segregated in connection with unfunded loan commitments.

(b)  This borrower has filed for protection in federal bankruptcy court.

(c)  Affiliated company.

(d)  This Senior Loan interest is non-income producing.

(e)  This borrower is currently in liquidation.

(f)  Payment-in-kind security.

(g) Variable rate security. Interest rate shown is that in effect at April 30, 2006.

(h) Non-income producing security as this stock or warrant currently does not declare dividends.

(i) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents
     1.0% of the net assets of the Fund.

(j) The borrower is in the process of restructuring or amending the terms of this loan.

(k) Subsequent to April 30, 2006, this borrower has filed for protection in federal bankruptcy court.

  * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

 ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank
     Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major
     United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or
     Borrower prior to the disposition of a Senior Loan.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006